Prepayments for Lease of Land	12 Months Ended
Dec. 31, 2021
Prepayments For Lease Of Land [Abstract]
PREPAYMENTS FOR LEASE OF LAND
8.	PREPAYMENTS FOR LEASE OF LAND

Prepayments for lease of land consist of the followings:

	December 31, 2021	December 31, 2020
Prepayments for lease of land	$434,045	$423,415
Less: accumulated amortization	(80,698)	(55,827)
	$353,347	$367,588

Amortization expenses totaled $23,185, $21,670 and $21,650 for the years ended December 31, 2021, 2020, and 2019, respectively.